Intangible Assets, net - Amortization and Impairment (Details) $ in Millions	Dec. 31, 2021 USD ($)
Expected amortization expense for next five years
2022	$ 186
2023	163
2024	146
2025	122
2026	111
Finite lived intangible assets amortization expense, years one through five	$ 728